Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	$ 921	$ 1,106	$ 1,528
Non-current provisions	2,372	2,711	2,249
Lease Contributions Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	179	412	480
Non-current provisions	906	910	702
Onerous Contracts Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions		264	377
Non-current provisions			176
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	742	430	671
Non-current provisions	$ 1,466	$ 1,801	$ 1,371